Standards, Amendments, and Interpretation of International Financial Reporting Standards	12 Months Ended
Dec. 31, 2021
Standards Amendments And Interpretation Of International Financial Reporting Standards [Abstract]
STANDARDS, AMENDMENTS, AND INTERPRETATION OF INTERNATIONAL FINANCIAL REPORTING STANDARDS
3	STANDARDS, AMENDMENTS, AND INTERPRETATION OF INTERNATIONAL FINANCIAL REPORTING STANDARDS

a)	New standards and amendments to standards and interpretations adopted by the Company in 2021

There were no regulatory changes of mandatory application for the 2021 financial statements that the Company has considered in the preparation of these financial statements.

b)	New standards, amendments to standards and interpretations that will be effective for financial statements for annual periods beginning on or after January 1, 2022 and that have not been early adopted

Certain standards and amendments to standards have been issued that are mandatorily effective for 2022 or later and have not been early adopted by the Company. The Company’s assessment of the impact that these standards will have on the financial statements is explained below:

●	Amendment to IAS 1: Classification of Liabilities as current or non-current.

The amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as current or non-current, depending on the rights that exist at the end of the reporting period. The classification is not affected by the entity’s expectations or events after the reporting date (e.g., receipt of a waiver or breach of covenant).

The amendments also clarify what IAS 1 means when it refers to the ’settlement’ of a liability. The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions in determining classification and for some liabilities that may be converted to equity.

The amendments should be applied retrospectively in accordance with the normal requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and should be applied retrospectively.

●	Disclosure of accounting policies - Amendments to IAS 1 and Practical Statement 2

Originally the IAS established that “significant” accounting policies must be disclosed, with this amendment it is specified that the disclosure must be made for “material” accounting policies. In this sense, this amendment incorporates the definition of what is “information on material accounting policies” and explains how to identify this type of information. It also clarifies that information on immaterial accounting policies does not need to be disclosed and if it is disclosed, it should not cause confusion of important accounting information.

Consistently, the Statement of Practice 2, ‘Making judgments about materiality’ was also amended to provide guidance on how to apply the concept of materiality to disclosures of accounting policies. This amendment is effective from January 1, 2023.

●	Amendments to IAS 8 - Definition of Accounting Estimates

This amendment clarifies how to distinguish changes in accounting policies from changes in accounting estimates. The distinction is important for defining the accounting treatment, since changes in accounting estimates are recognized prospectively to future transactions and events, while changes in accounting policies are generally applied retrospectively to past transactions and events, as well as to the current period. This amendment is effective as of January 1, 2023.

●	Amendments to IAS 12 - Deferred Taxes Relating to Assets and Liabilities Arising from Single Transactions

These amendments establish that deferred taxes arising from a single transaction that, on initial recognition, give rise to taxable and deductible temporary differences of the same value should be recognized. This will generally apply to transactions such as leases (for lessees) and decommissioning or remediation obligations, where deferred tax assets and liabilities will be required to be recognized.

These amendments should be applied to transactions occurring on or after the beginning of the earliest comparative period presented. In addition, deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities should be recognized at the beginning of the earliest comparative period for all deductible or taxable temporary differences associated with:

-	right-of-use assets and lease liabilities, and
-	decommissioning, restoration and similar liabilities, and the related amounts are recognized as part of the cost of the related assets.

The cumulative effect of these adjustments is recognized in retained earnings or another component of equity, as appropriate. Previously, IAS 12 did not establish any particular accounting treatment for the tax effects of leases that are recognized in the balance sheet and for similar transactions, so different approaches were considered acceptable. Entities that are already recognizing deferred taxes on these transactions will have no impact on their financial statements. This amendment is effective from January 1, 2023.

●	Amendment to IAS 16 - Property, Plant and Equipment: Property, Plant and Equipment: Property, Plant and Equipment: Product before use

This amendment prohibits entities from deducting from the cost of an item of Property, Plant and Equipment any income from the sale of items produced while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity should recognize the proceeds from the sale of such items, and the production costs associated with those items, in profit or loss for the period.

Likewise, the amendment clarifies that when IAS 16 indicates that an entity is “testing whether the asset is operating properly”, it refers to the physical and technical evaluation, and the financial performance of the asset being not relevant. This amendment is effective from January 1, 2022 and must be applied retrospectively.

●	Amendments to IFRS 3 - reference to the Conceptual Framework

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and to add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and IFRIC Interpretation 21 Liens.

The amendments also confirm that contingent assets should not be recognized at the acquisition date. The amendment will be effective for annual reporting periods on or after January 1, 2022 and are applied prospectively.

●	Onerous Contracts - Cost of fulfilling a contract - Amendments to IAS 37

In May 2020, the International Accounting Standards Board issued amendments to IAS 37 to specify which cost an entity needs to include when assessing whether a contract is onerous or loss making.

The amendment to IAS 37 clarifies that direct contract performance costs include both incremental contract performance costs and an allocation of other costs directly related to the performance of contracts. Before recognizing a separate provision for an onerous contract, an entity recognizes any impairment loss that has occurred on assets used to fulfill the contract.

The amendment is effective for annual reporting periods beginning on or after January 1, 2022. The Company will apply this modification to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reported period, in which it is the first time the modifications are applied.

●	Amendment to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The IASB has made limited scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures”.

The amendments clarify the accounting treatment of sales or contributions of assets between an investor and its associates or joint ventures. They also confirm that the accounting treatment will depend on whether the non-cash assets sold or contributed to an associate or joint venture constitute a “business” (as defined in IFRS 3 “Business Combinations”).

When the non-monetary assets constitute a business, the investor shall recognize the full gain or loss from the sale or contribution of the assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the investment of the other investors in the joint venture associate. These amendments will be applied prospectively.

The effective date of these amendments is in the process of being defined. The Company will evaluate the impact of these changes when the application date is confirmed.

●	IFRS 17 - Insurance Contracts

In May 2017, IFRS 17 was issued which will replace IFRS 4 “Insurance Contracts”. This standard establishes a current measurement model in which estimates are required to be updated at each balance sheet date. Insurance contracts are measured taking into account the following components:

-	The discounted cash flows, weighted based on their probability,
-	An explicit risk adjustment, and
-	A contractual service margin (“MSC”), which represents the unearned income from the contract that is recognized as revenue during the coverage period.

The standard allows a choice between recognizing changes in discount rates in profit or loss or in other comprehensive income. The option taken is expected to be defined in terms of how financial assets are recognized under IFRS 9.

For short-duration contracts that are generally underwritten by non-life insurers, a simplified premium allocation approach is allowed for the liability in respect of the remaining coverage.

The new rules will affect the financial statements and key performance indicators of all entities that write insurance or investment contracts with discretionary participation features. Certain amendments made in July 2020 are intended to facilitate the implementation of the standard by reducing implementation costs and making it easier to explain the results of applying IFRS 17 to investors and third parties. The amendments also postponed the application date of IFRS 17 to January 1, 2023.

The Company is currently evaluating the impact that the modifications or amendments described above may have on current practice.